Share-based payment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-based payment

26.Share-based payment

Accounting policy

The fair value of share-based payment benefits at the grant date is recognized as employee benefit expense with a corresponding increase in shareholders’ equity for the period in which employees unconditionally acquire the right to benefits.

The amount recognized as an expense is adjusted to reflect the number of shares for which there is an expectation that the conditions of service and non-market acquisition conditions will be met in such a way that the amount finally recognized as an expense is based on the number of actions that actually meet the conditions of the service and non-market acquisition conditions on the date the vesting date is acquired. For non-vesting share-based payment benefits, the fair value on the grant date of the share-based payment is measured to reflect such conditions and there is no change to the difference between expected and actual benefits.

The plans have been administered by the Board of Directors, at its option, by a Committee, within the limits established in the guidelines for the preparation and structuring of each plan and in the applicable legislation. Description of share-based payment arrangements follow:

a)     Employee share scheme (Share-based compensation plan)

A scheme under which share may be issued by the Company to employees for no cash consideration was approved by shareholders at the 2016 annual general meeting.

Under the scheme, eligible employees may be granted common shares annually for no cash consideration. The number of shares issued to plan participants is the offer amount divided by the weighted average price at which the Company’s shares are traded on the Stock Exchange. The shares are recognized at the closing share price on the grant date (grant date fair value) as an issue of treasury shares and as part of employee benefit costs in the period the shares are granted.

For equity-settled share based compensation, expense is based on the grant date of fair value of the awards expected to vest over the vesting period. For awards with graded vesting, the fair value of each tranche is recognized over the respective vesting period. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the statement of profit or loss.

The Black-Scholes methodology was used to calculate the fair value under the terms of the Stock-Based Compensation Plan.

b)     Cash-Settled transactions

The Company has phantom stock plan that provides for the granting of stock appreciation rights (“SARs”) and other cash-based awards to certain employees. SARs provide the opportunity to receive a cash payment equal to the fair market value of the Company’s common shares less the grant prince. Compensation expense is recognized based on the fair value, measured according to the market-to-market of the Cosan’s shares. Any changes in the liability are recognized in profit or loss.

c)      Equity-settled transactions

The cost of equity-settled transactions with employees is measured by reference to fair value of the equity instruments on the date on which they are granted and is recognized as an expense over the vesting period, which ends on the date on which the employees become fully entitled to the award. A corresponding credit is recognized within equity. In valuing equity-settled transactions, no account is taken of any vesting conditions, other than conditions linked to the price of the shares of the company (market conditions). Non-vesting conditions, such as the condition that employees contribute to a savings-related plan, are taken into account in the grant-date fair value, a failure to meet a non-vesting condition, where this within the control of the employee is treated as a cancellation and any remaining unrecognized cost is expensed. The Black-Scholes model was developed for use in estimating the fair value of traded options that have on vesting restrictions. The model requires the use of subjective assumptions, including expected stock-price volatility, expected life of the stock option or stock grant and yield. The last two years of historical data shares value of the Company and subsidiaries have been considered in setting the assumptions.

Expected volatility has been based on an evaluation of the historical volatility the Company’s share price, particularly over the historical period commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior.

For other equity-settled share-based payment transactions, the goods or services received and the corresponding increase inequity are measured at the fair value of the goods or services received unless their fair value cannot reliably estimated. If the fair value of the goods and services received cannot be reliably estimated, the transaction is measured by reference to the fair value of the equity instruments granted.

Cosan Limited’s and Cosan Logística’s equity-based compensation plan were discontinued and all outstanding awards were settled before the merger of Cosan Limited and Cosan Logística with and into Cosan S.A.

The following share-based payment arrangements:

Type of award / Grant date	Company	Expected life (years)	Shares granted	Exercised / canceled / transferred	Available
Share-based payment plan
April 27, 2017	Cosan S.A.	5	274,000	(84,000)	190,000
July 31, 2017	Cosan S.A.	5	298,107	(90,262)	207,845
July 31, 2018	Cosan S.A.	5	210,602	(17,868)	192,734
July 31, 2019	Cosan S.A.	5	57,255	—	57,255
July 31, 2020	Cosan S.A.	5	17,243	—	17,243
			857,207	(192,130)	665,077

April 20, 2017	Comgás	5	61,300	(14,405)	46,895
August 12, 2017	Comgás	5	97,780	(13,616)	84,164
August 1, 2018	Comgás	5	96,787	(5,338)	91,449
July 31, 2019	Comgás	5	83,683	(3,997)	79,686
February 01, 2020	Compass Gás e Energia	5	1,858,969	—	1,858,969
			2,198,519	(37,356)	2,161,163

October 1, 2015	Rumo	5	1,485,900	(1,485,900)	—
January 2, 2017	Rumo	5	1,476,000	(23,600)	1,452,400
September 1, 2017	Rumo	5	870,900	(144,450)	726,450
August 1, 2018	Rumo	5	1,149,544	(173,453)	976,091
August 15, 2019	Rumo	5	843,152	(29,074)	814,078
August 15, 2019	Rumo	5	776,142	—	776,142
			6,601,638	(2,068,877)	4,745,161

August 18, 2017(i)	Cosan Limited	5	7,146,694	(7,146,694)	—
			7,146,694	(7,146,694)	—

Share-based payment plan (modification plans)
August 18, 2011	Cosan S.A.	1 to 12	1,501,626	(1,276,283)	225,343
December 12, 2012	Cosan S.A.	1 to 7	24,647	(24,647)	—
April 24, 2013	Cosan S.A.	5 to 7	122,123	(122,123)	—
April 25, 2014	Cosan S.A.	5 to 7	283,808	(283,808)	—
August 31, 2015	Cosan S.A.	5 to 7	463,906	(453,515)	10,391
			2,396,110	(2,160,376)	235,734
Cash-settled transactions
July 31, 2019	Cosan Limited	5	255,000	(255,000)	—

July 31, 2019	Moove	5	132,670	—	132,670
July 31, 2020	Moove	5	106,952	—	106,952
			239,622	—	239,622

Total			19,694,790	(11,648,033)	8,046,757

(i) The expense of acceleration of the vesting of the awards in the share-based compensation plan of Cosan Limited in connection with the merger of Cosan Limited with and into Cosan S.A. was R$246,900.

Measurement of fair values

The weighted average fair value of the programs granted during the financial years ended December 31, 2020 and 2019 and the principal assumptions used in applying the Black-Scholes model were as follows:

	Stock grant programs
	Cosan S.A.		Rumo S.A.		Comgás		Compass Gás e Energia
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Weighted average fair value at grant date	50.88	50.88	13.12	22.17	60.07	78.58	13.58	—
Key assumptions:
Share price at grant date	83.79	50.88	20.01	22.17	—	78.58	13.58	—
Risk-free interest rate	6.94%	6.82%	6.94%	6.82%	6.94%	6.82%	N.A	—
Volatility factor	36.50%	36.50%	36.50%	27.46%	32.81%	32.80%	N.A	—

Reconciliation of outstanding share options

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

At January 1, 2019	10,667,826
Granted	1,090,536
Vested	(963,430)
Cancelled	(3,492,003)
At December 31, 2019	7,302,929
Granted	2,883,559
Vested	(1,942,401)
Cancelled	(197,330)
At December 31, 2020	8,046,757

Expense recognized in profit or loss

Share-based compensation expense included in the statement of profit and loss for the years ended December 31, 2020 and 2019 was R$293,011 and R$96,212, respectively.